JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.8%

Australia - 7.8%
AGL Energy Ltd.	65	765
Alumina Ltd.	319	345
AMP Ltd.*	479	498
Ampol Ltd.	22	421
Australia & New Zealand Banking Group Ltd.	148	1,874
Beach Energy Ltd.	324	325
BHP Group Ltd.	225	5,913
BlueScope Steel Ltd.	76	608
Challenger Ltd.	121	373
CSR Ltd.	137	343
Fortescue Metals Group Ltd.	130	1,613
Harvey Norman Holdings Ltd.	148	391
IOOF Holdings Ltd.(a)	111	359
JB Hi-Fi Ltd.(a)	12	388
Macquarie Group Ltd.	18	1,607
Metcash Ltd.	197	379
Origin Energy Ltd.	165	633
Qantas Airways Ltd.	204	467
Rio Tinto plc	61	3,685
South32 Ltd.	466	684
Super Retail Group Ltd.	65	409

		22,080

Austria - 1.0%
ANDRITZ AG	13	431
BAWAG Group AG(b)	15	552
OMV AG*	17	542
Raiffeisen Bank International AG*	25	432
Telekom Austria AG*	62	464
Vienna Insurance Group AG Wiener Versicherung Gruppe*	17	370

		2,791

Belgium - 1.3%
Ageas SA	21	799
Bekaert SA	20	387
bpost SA	58	378
KBC Group NV	22	1,282
Orange Belgium SA	23	383
Telenet Group Holding NV	9	364

		3,593

China - 0.3%
BOC Hong Kong Holdings Ltd.	331	923

Denmark - 1.5%
H+H International A/S, Class B*	25	429
Jyske Bank A/S (Registered)*	12	368
Matas A/S*	40	403
Pandora A/S	13	834
Scandinavian Tobacco Group A/S(b)	45	665
Solar A/S, Class B	9	379
Spar Nord Bank A/S*	46	376
Sydbank A/S*	24	455
TCM Group A/S*(a)(b)	24	491

		4,400

Finland - 2.3%
Cargotec OYJ, Class B	9	281
Caverion OYJ	42	314
Fortum OYJ	28	572
Kemira OYJ	30	397
Konecranes OYJ	14	355
Nordea Bank Abp(a)	222	1,713
Outokumpu OYJ*	140	373
Sanoma OYJ	34	387
TietoEVRY OYJ	13	378
UPM-Kymmene OYJ	35	939
Uponor OYJ	22	374
Valmet OYJ	19	534

		6,617

France - 7.7%
Arkema SA	5	534
Atos SE*	10	882
AXA SA(a)	100	2,000
BNP Paribas SA*	65	2,611
Carrefour SA	48	767
Cie de Saint-Gobain*	36	1,333
Cie Generale des Etablissements Michelin SCA	11	1,095
Credit Agricole SA*	96	921
Eutelsat Communications SA	42	420
Fnac Darty SA*	9	366
Gecina SA, REIT	5	585
Groupe Crit*	9	481
IPSOS	19	503
Kaufman & Broad SA	9	378
Metropole Television SA*	34	406
Peugeot SA*	50	809
Publicis Groupe SA	21	673
Quadient SAS	28	407
Rexel SA*	34	400
Sopra Steria Group*	3	439
SPIE SA	27	432
TOTAL SE	124	4,675
Veolia Environnement SA	39	902

		22,019

Germany - 9.1%
1&1 Drillisch AG	16	420
Allianz SE (Registered)	20	4,100
Aurubis AG	8	505
Bayer AG (Registered)	52	3,452
Bayerische Motoren Werke AG	22	1,400
Deutsche Post AG (Registered)	50	2,049
Deutsche Telekom AG (Registered)	182	3,045
DWS Group GmbH & Co. KGaA*(b)	10	387
Freenet AG	22	375
Fresenius SE & Co. KGaA	29	1,459
HeidelbergCement AG	13	705
HOCHTIEF AG	5	378
Hornbach Holding AG & Co. KGaA	5	480
JOST Werke AG(b)	18	666
Jungheinrich AG (Preference)	12	373
Kloeckner & Co. SE*	74	470

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,959
Porsche Automobil Holding SE (Preference)*	13	750
ProSiebenSat.1 Media SE*	28	292
Schaeffler AG (Preference)	51	371
Talanx AG	10	372
Volkswagen AG (Preference)	11	1,674
Wuestenrot & Wuerttembergische AG	10	170

		25,852

Hong Kong - 2.0%
CK Asset Holdings Ltd.	199	1,102
CK Infrastructure Holdings Ltd.	90	467
Haitong International Securities Group Ltd.	1,484	401
Hang Lung Properties Ltd.	253	621
Kerry Properties Ltd.	180	428
New World Development Co. Ltd.	145	708
Shun Tak Holdings Ltd.	976	352
Sun Hung Kai Properties Ltd.	100	1,210
VTech Holdings Ltd.	60	323

		5,612

India - 0.1%
Rhi Magnesita NV	9	294

Ireland - 0.2%
Smurfit Kappa Group plc	17	562

Israel - 0.1%
Israel Discount Bank Ltd., Class A	135	415

Italy - 2.4%
Anima Holding SpA(b)	109	493
Azimut Holding SpA	23	434
Banca Farmafactoring SpA(b)	80	454
Intesa Sanpaolo SpA*	981	1,999
Mediobanca Banca di Credito Finanziario SpA	77	621
Poste Italiane SpA(b)	52	480
Telecom Italia SpA	1,598	648
UniCredit SpA*	127	1,162
Unipol Gruppo SpA*	97	407

		6,698

Japan - 23.6%
77 Bank Ltd. (The)	28	379
Acom Co. Ltd.	103	362
Aiful Corp.*(a)	145	297
Alfresa Holdings Corp.	20	414
Aozora Bank Ltd.	24	378
Asahi Group Holdings Ltd.	28	896
Bridgestone Corp.	37	1,099
Brother Industries Ltd.	42	649
Chiba Bank Ltd. (The)	103	473
Concordia Financial Group Ltd.	155	459
Dai-ichi Life Holdings, Inc.	74	868
DIC Corp.	13	320
DMG Mori Co. Ltd.	45	481
Dowa Holdings Co. Ltd.	11	329
Fujitsu Ltd.	11	1,473
Fuyo General Lease Co. Ltd.	8	436
GS Yuasa Corp.	21	322
Gunma Bank Ltd. (The)	115	362
Hachijuni Bank Ltd. (The)	101	373
Hiroshima Bank Ltd. (The)	77	353
Hitachi Ltd.	33	985
Hokuriku Electric Power Co.	55	351
Honda Motor Co. Ltd.	94	2,280
ITOCHU Corp.	55	1,215
Itoham Yonekyu Holdings, Inc.	66	399
Iwatani Corp.	13	456
Izumi Co. Ltd.	10	366
Japan Post Insurance Co. Ltd.	38	501
Japan Tobacco, Inc.	74	1,256
Kaken Pharmaceutical Co. Ltd.	6	291
Kamigumi Co. Ltd.	24	438
Kandenko Co. Ltd.	43	339
KDDI Corp.	91	2,900
Kinden Corp.	24	364
Kintetsu World Express, Inc.	22	368
K’s Holdings Corp.	43	557
Kyudenko Corp.	15	414
Kyushu Financial Group, Inc.	85	345
Maeda Corp.	52	352
Mebuki Financial Group, Inc.	199	442
Medipal Holdings Corp.	28	505
Mitsubishi Gas Chemical Co., Inc.	35	559
Mitsubishi UFJ Financial Group, Inc.	614	2,300
Mitsubishi UFJ Lease & Finance Co. Ltd.	111	472
Mitsui & Co. Ltd.	99	1,483
Mitsui Fudosan Co. Ltd.	16	255
Mixi, Inc.	20	387
Mizuho Financial Group, Inc.	1,328	1,619
MS&AD Insurance Group Holdings, Inc.	34	862
Nichias Corp.	15	320
Nichiha Corp.	19	386
Nippon Light Metal Holdings Co. Ltd.	223	367
Nippon Telegraph & Telephone Corp.	82	1,894
Nomura Holdings, Inc.	244	1,148
NTT DOCOMO, Inc.	77	2,125
Obayashi Corp.	67	594
Open House Co. Ltd.	11	322
ORIX Corp.	100	1,076
Prima Meat Packers Ltd.	15	393
Rengo Co. Ltd.	49	367
Resona Holdings, Inc.	200	655
Sanwa Holdings Corp.	38	328
Sawai Pharmaceutical Co. Ltd.	6	271
SBI Holdings, Inc.	27	564
Sekisui House Ltd.	47	866
Senko Group Holdings Co. Ltd.	45	337
Shimizu Corp.	71	510

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Shinsei Bank Ltd.	35	393
Shizuoka Bank Ltd. (The)	95	619
Showa Denko KK	23	481
Softbank Corp.	110	1,466
Sompo Holdings, Inc.	24	804
Sony Corp.	11	824
Sumitomo Bakelite Co. Ltd.	11	272
Sumitomo Forestry Co. Ltd.	31	347
Sumitomo Mitsui Financial Group, Inc.	81	2,153
Sumitomo Mitsui Trust Holdings, Inc.	31	801
Sumitomo Rubber Industries Ltd.	43	360
T&D Holdings, Inc.	68	557
Taikisha Ltd.	12	323
Taisei Corp.	19	635
Teijin Ltd.	37	527
Toda Corp.	58	374
Tohoku Electric Power Co., Inc.	53	500
Tokuyama Corp.	26	609
Tokyo Steel Manufacturing Co. Ltd.	56	315
Tokyo Tatemono Co. Ltd.	38	410
Tosoh Corp.	39	529
Toyoda Gosei Co. Ltd.	20	382
Toyota Boshoku Corp.	26	298
Toyota Motor Corp.	94	5,604
TS Tech Co. Ltd.	20	515
Ulvac, Inc.	12	359
Yamaguchi Financial Group, Inc.	64	376

		67,140

Luxembourg - 0.4%
ArcelorMittal SA*	66	728
RTL Group SA	15	482

		1,210

Malta - 0.2%
Kindred Group plc, SDR	68	480

Netherlands - 5.1%
Arcadis NV*	17	339
ASR Nederland NV	19	621
Flow Traders(b)	10	377
ING Groep NV	222	1,546
Intertrust NV(b)	24	437
Koninklijke Ahold Delhaize NV	70	2,003
NIBC Holding NV(b)	60	521
NN Group NV	28	1,010
PostNL NV	175	428
Randstad NV*	17	829
Royal Dutch Shell plc, Class A	375	5,475
Signify NV*(b)	22	649
Van Lanschot Kempen NV, CVA	21	363

		14,598

Norway - 2.9%
Austevoll Seafood ASA	47	397
DNB ASA	85	1,310
Equinor ASA	72	1,087
Europris ASA(b)	76	375
Fjordkraft Holding ASA(b)	47	420
Norwegian Finans Holding ASA*	71	530
Olav Thon Eiendomsselskap ASA*	26	431
Selvaag Bolig ASA	100	557
SpareBank 1 Nord Norge	84	582
SpareBank 1 SMN	45	385
SpareBank 1 SR-Bank ASA	48	384
Storebrand ASA*	70	383
Telenor ASA	44	677
Yara International ASA	18	770

		8,288

Portugal - 0.1%
Sonae SGPS SA	481	337

Russia - 0.2%
Evraz plc	132	487

Singapore - 1.2%
DBS Group Holdings Ltd.	100	1,450
Oversea-Chinese Banking Corp. Ltd.	217	1,359
United Overseas Bank Ltd.	37	520

		3,329

South Africa - 0.7%
Anglo American plc	80	1,926

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	35	802
Banco Bilbao Vizcaya Argentaria SA	459	1,429
CaixaBank SA	307	661
ContourGlobal plc(b)	159	433
Enagas SA	26	648
Mediaset Espana Comunicacion SA*	101	330
Repsol SA	104	821
Tecnicas Reunidas SA*	24	297
Telefonica SA	345	1,446

		6,867

Sweden - 3.6%
Ambea AB*(b)	60	372
Betsson AB*	54	404
Bilia AB, Class A	37	356
Bravida Holding AB*(b)	37	408
Clas Ohlson AB, Class B	44	496
Dometic Group AB*(c)	38	371
Dustin Group AB(b)	61	368
HIQ International AB*	18	107
Intrum AB	25	598
Inwido AB*	73	680
LeoVegas AB(b)	136	632
Lindab International AB	24	373
Nordic Waterproofing Holding A/S*(b)	28	377
Securitas AB, Class B*(a)	27	403
Skandinaviska Enskilda Banken AB, Class A*	139	1,340
Skanska AB, Class B*	18	367
SKF AB, Class B	36	663

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Svenska Handelsbanken AB, Class A*	110	1,041
Tethys Oil AB	88	450
Volvo AB, Class B*	25	439

		10,245

Switzerland - 7.5%
Adecco Group AG (Registered)	18	871
BKW AG	4	365
Credit Suisse Group AG (Registered)	107	1,137
Julius Baer Group Ltd.	10	420
LafargeHolcim Ltd. (Registered)*	31	1,466
Novartis AG (Registered)	95	7,833
Roche Holding AG	2	707
Sulzer AG (Registered)	5	410
Swiss Life Holding AG (Registered)*	3	1,144
Swisscom AG (Registered)	2	1,088
UBS Group AG (Registered)	215	2,532
Valiant Holding AG (Registered)	4	375
Zurich Insurance Group AG	8	3,036

		21,384

Ukraine - 0.1%
Ferrexpo plc	165	382

United Kingdom - 12.8%
3i Group plc	77	883
Aggreko plc	68	340
Aviva plc	290	996
Babcock International Group plc	81	305
Barclays plc	1,148	1,488
Barratt Developments plc	93	618
Bellway plc	11	375
Berkeley Group Holdings plc	11	666
BP plc	1,032	3,737
British American Tobacco plc	115	3,800
BT Group plc	652	838
CK Hutchison Holdings Ltd.	172	1,120
Close Brothers Group plc	21	305
Countryside Properties plc(b)	94	346
Crest Nicholson Holdings plc	110	269
Dart Group plc	35	298
Dialog Semiconductor plc*	8	363
Drax Group plc	155	564
Fiat Chrysler Automobiles NV*	81	819
Great Portland Estates plc, REIT	35	269
Imperial Brands plc	78	1,301
Inchcape plc	89	497
International Consolidated Airlines Group SA(a)	87	190
ITV plc	600	443
J Sainsbury plc	248	604
Just Group plc*	554	325
Kingfisher plc	116	367
Legal & General Group plc	478	1,323
Lloyds Banking Group plc	3,932	1,340
M&G plc	318	666
Morgan Sindall Group plc	21	281
National Express Group plc	134	267
OneSavings Bank plc	99	305
Paragon Banking Group plc	78	321
Phoenix Group Holdings plc	48	416
Playtech plc	104	405
Premier Foods plc*	641	722
Prudential plc	154	2,195
Reach plc	350	282
Redrow plc	70	389
ScS Group plc	125	302
Standard Chartered plc	188	942
Taylor Wimpey plc	396	611
TP ICAP plc	87	374
Vesuvius plc	81	429
Vistry Group plc	44	353
Vodafone Group plc	889	1,336
WPP plc	124	917

		36,302

United States - 0.2%
Samsonite International SA*(b)	197	184
TI Fluid Systems plc(b)	180	410

		594

TOTAL COMMON STOCKS (Cost $319,902)		275,425

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(d)(e)(Cost $6,004)	5,999	6,004

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	1,000	1,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	1,494	1,494

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,494)		2,494

TOTAL SHORT-TERM INVESTMENTS (Cost $8,498)		8,498

Total Investments - 99.8% (Cost $328,400)		283,923
Other Assets Less Liabilities - 0.2%		589

Net Assets - 100.0%		284,512

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.2%
Insurance	9.1
Metals & Mining	6.6
Oil, Gas & Consumable Fuels	6.6
Automobiles	4.7
Pharmaceuticals	4.4
Capital Markets	3.9
Diversified Telecommunication Services	3.6
Wireless Telecommunication Services	3.2
Tobacco	2.5
Household Durables	2.3
Construction & Engineering	2.1
Real Estate Management & Development	2.1
Media	1.9
Machinery	1.8
Chemicals	1.8
Auto Components	1.7
Building Products	1.5
Specialty Retail	1.5
Food & Staples Retailing	1.4
Diversified Financial Services	1.4
Trading Companies & Distributors	1.4
IT Services	1.2
Construction Materials	1.1
Air Freight & Logistics	1.1
Commercial Services & Supplies	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	9.9
Short-Term Investments	3.0

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $4,010,000.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	70	09/2020	EUR	2,612	(112)
FTSE 100 Index	16	09/2020	GBP	1,229	(52)
TOPIX Index	14	09/2020	JPY	1,991	(70)

					(234)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$22,080	$–	$22,080
Austria	464	2,327	–	2,791
Belgium	–	3,593	–	3,593
China	–	923	–	923
Denmark	–	4,400	–	4,400
Finland	387	6,230	–	6,617
France	–	22,019	–	22,019
Germany	1,703	24,149	–	25,852
Hong Kong	–	5,612	–	5,612
India	–	294	–	294
Ireland	–	562	–	562
Israel	–	415	–	415
Italy	–	6,698	–	6,698
Japan	–	67,140	–	67,140
Luxembourg	–	1,210	–	1,210
Malta	–	480	–	480
Netherlands	521	14,077	–	14,598
Norway	557	7,731	–	8,288
Portugal	–	337	–	337
Russia	–	487	–	487
Singapore	–	3,329	–	3,329
South Africa	–	1,926	–	1,926
Spain	–	6,867	–	6,867
Sweden	484	9,761	–	10,245
Switzerland	–	21,384	–	21,384
Ukraine	–	382	–	382
United Kingdom	–	36,302	–	36,302
United States	410	184	–	594

Total Common Stocks	4,526	270,899	–	275,425

Short-Term Investments
Investment Companies	6,004	–	–	6,004
Investment of cash collateral from securities loaned	2,494	–	–	2,494

Total Short-Term Investments	8,498	–	–	8,498

Total Investments in Securities	13,024	270,899	–	283,923

Depreciation in Other Financial Instruments
Futures Contracts	$(234)	$–	$–	$(234)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$3,487	$66,863	$64,353	$7		$—	(c)	$6,004	5,999	$66	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	2,000	14,000	15,000	—	(c)	—		1,000	1,000	14	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	2,026	43,700	44,232	—		—		1,494	1,494	15	—

Total	$7,513	$124,563	$123,585	$7		$—	(c)	$8,498		$95	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2020.

(c)	Amount rounds to less than one thousand.